ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)								3 Months Ended			11 Months Ended	12 Months Ended
	Feb. 03, 2023	Feb. 02, 2023	Nov. 09, 2022	Sep. 07, 2022	Aug. 16, 2022	Aug. 18, 2021	Aug. 13, 2021	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Purchase price								$ 1,156,119
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares									1,852,197	797,474
Number of purchase of shares								5,000,000
Purchase price								$ (5)
Subscription Agreement [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares								413,103
Number of purchase of shares		3,196,311
Subscription Agreement [Member] | Public Shares [Member]
Property, Plant and Equipment [Line Items]
Number of purchase of shares	8,797,687	5,000,000
Purchase price		$ 5,000,000
Pono Capital Corp [Member]
Property, Plant and Equipment [Line Items]
Total funds from business ccmbination	$ 1,595,831
Net cash	1,595,831
Prepaid expenses	25,750
Other payable	1,432,603
Notes payable	1,580,000												$ 1,480,000
Warrant liabilities	$ 643,213
Accrued expenses													$ 110,157
Pono Capital Corp [Member]
Property, Plant and Equipment [Line Items]
Date of incorporation												Feb. 12, 2021
Proceeds from sale of private placement											$ 5,216,750	$ 2,300,000
Payment of stock issuance costs											770,143
Cash											$ 337,595	193,829
Working capital deficit												1,396,751
Working capital surplus												$ 262,964
Excise tax rate					1.00%
Pono Capital Corp [Member] | Post Business Combination [Member]
Property, Plant and Equipment [Line Items]
Business acquisition, percentage of voting interests acquired												50.00%
Pono Capital Corp [Member] | Aerwins [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares			57,500
Pono Capital Corp [Member] | Aerwins [Member] | Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Total funds from business ccmbination				$ 600,000,000
Business acquisition, share price				$ 10.00
Merger consideration description				The Merger Consideration otherwise payable to AERWINS stockholders was subject to the withholding of a number of shares of the Company common stock equal to three percent (3.0%) of the Merger Consideration to be placed in escrow for post-closing adjustments (if any) to the Merger Consideration
Pono Capital Corp [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of fair market value of business acquisition												80.00%
Business combination, net tangible assets												$ 5,000,001
Pono Capital Corp [Member] | Minimum [Member] | Aerwins [Member] | Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Net working capital				$ 3,000,000
Pono Capital Corp [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares							10,000,000
Price per shares							$ 10.00
Proceeds from initial public offering							$ 100,000,000
Sale of stock number of share issued						11,500,000
Payment of stock issuance costs							6,168,893
Payments for underwriting expense							1,950,000
Deferred offering costs							3,450,000
Other costs							768,893
Cash available for working capital							$ 823,378
Business combination description												The Company had until February 13, 2023 to consummate a Business Combination. If the Company was unable to complete a Business Combination within 18 months from the closing of the IPO after the election of the Company of two separate three month extensions which, included the deposit of $1,150,000 for each three month extension, into the Trust Account, or as extended by the Company’s stockholders in accordance with the third amended and restated certificate of incorporation) from the closing of the Initial Public Offering to consummate a Business Combination (the “Combination Period”), the Company would have (i) ceased all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than five business days thereafter, redeemed 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned (net of taxes payable and less interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption would have completely extinguished public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceeded to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law
Pono Capital Corp [Member] | IPO [Member] | Underwriters [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares							1,500,000
Proceeds from initial public offering												$ 2,300,000
Deferred offering costs												$ 3,450,000
Pono Capital Corp [Member] | Private Placement [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares							469,175
Price per shares							$ 10.00
Proceeds from sale of private placement							$ 4,691,750
Sale of stock number of share issued						521,675
Pono Capital Corp [Member] | Over-Allotment Option [Member]
Property, Plant and Equipment [Line Items]
Issuance of Class B common stock to Sponsor, shares						1,500,000
Price per shares						$ 10.00						$ 10.15
Proceeds from initial public offering						$ 15,000,000
Proceeds from sale of private placement						$ 525,000
Sale of stock number of share issued						52,500
Pono Capital Corp [Member] | I P O And Private Placement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from issuance or sale of equity												$ 116,725,000